Cover		6 Months Ended
	Oct. 28, 2021	Jun. 30, 2021
Cover [Abstract]
Amendment Flag	false
Document Type	8-K
Document Period End Date	Oct. 28, 2021
Entity Registrant Name	EXTRACTION OIL & GAS, INC.
Entity Incorporation, State or Country Code	DE
Entity File Number	001-37907
Entity Tax Identification Number	46-1473923
Entity Address, Postal Zip Code	80202
Entity Address, Address Line One	370 17th Street
Entity Address, Address Line Two	Suite 5200
Entity Address, City or Town	Denver
Entity Address, State or Province	CO
Title of 12(b) Security	Common Stock, par value $0.01
Trading Symbol	XOG
Security Exchange Name	NASDAQ
City Area Code	(720)
Local Phone Number	557-8300
Written Communications		true
Soliciting Material		false
Pre-commencement Tender Offer		false
Pre-commencement Issuer Tender Offer		false
Entity Emerging Growth Company		false
Entity Central Index Key	0001655020